Summary of Significant Accounting Policies - Inventories (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 08, 2022	Jan. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Percentage of coverage count on a quarterly basis considered for inventory evaluation				80.00%	80.00%
Casualty loss on inventories due to floods	$ 1,376
Insurance recoveries	1,221
Net casualty loss on inventories due to floods	$ 155					$ 155
Insurance recoveries received in cash		$ 996	$ 225
Inventory write down				$ 234	$ 1,689	$ 0
Impairment on inventories					$ 1,689